Long-term Debt - Terms and Covenants (Details)	12 Months Ended
Dec. 31, 2015
Line of Credit Facility [Line Items]
Debt Instrument, Restrictive Covenants	The Company's outstanding credit facilities generally contain customary affirmative and negative covenants, on a subsidiary level, including limitations to: - incur additional indebtedness, including the issuance of guarantees; - create liens on its assets; - change the flag, class or management of its vessels or terminate or materially amend the management agreement relating to each vessel; - sell its vessels; - merge or consolidate with, or transfer all or substantially all its assets to, another person; or - enter into a new line of business.
Line of Credit Facility, Covenant Terms	Furthermore, the Company's credit facilities contain financial covenants requiring the Company to maintain various financial ratios, including: - a minimum percentage of aggregate vessel value to loans secured (security cover ratio or "SCR"); - a maximum ratio of total liabilities to market value adjusted total assets; - a minimum EBITDA to interest coverage ratio; - a minimum liquidity; and - a minimum equity ratio As of December 31, 2014 and 2015, the Company was required to maintain minimum liquidity, not legally restricted, of $35,400 and $150,000, respectively, which is included within "Cash and cash equivalents" in the accompanying balance sheets. In addition, as of December 31, 2014 and 2015, the Company was required to maintain minimum liquidity, legally restricted, of $13,972 and $13,997, respectively, which is included within "Restricted cash" current and non-current , in the accompanying balance sheets.
Line of Credit Facility, Dividend Restrictions	Under its other loan agreements, the Company is not allowed to pay dividends until December 31, 2016. In any event, the Company may not pay dividends or distributions if an event of default has occurred and is continuing or would result from such dividend or distribution.
Debt Instrument, Covenant Compliance	As of December 31, 2015, as a result of market conditions, the market value of certain of the Company's vessels was below the minimum SCR required under certain loan agreements. A SCR shortfall does not automatically trigger the acceleration of the corresponding loans or constitute a default under the relevant loan agreements. Under these loan agreements, the Company may remedy an SCR shortfall within a period of [10 to 30] days after it receives notice from the lenders by providing additional collateral or repaying the amount of the shortfall. The Company has not received any notices from the relevant lenders that would indicate their intention to exercise their rights under the SCR provisions of the relevant loan agreements and cause acceleration of respective outstanding loan amounts. As of December 31, 2015, $[16,682], which was the amount that could be made repayable under the SCR provisions by the lenders, was reclassified as current portion of long term debt within current liabilities. Apart from this, as of December 31, 2014 and 2015, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the 2019 Notes.
8.00% 2019 Notes
Line of Credit Facility [Line Items]
Debt Instrument, Debt Default, Description of Violation or Event of Default	The indenture governing the 2019 Notes contains customary terms and covenants, including that upon certain events of default occurring and continuing, either the trustee or the holders of not less than 25% in aggregate principal amount of the 2019 Notes then outstanding may declare the entire principal amount of all the 2019 Notes plus accrued interest, if any, to be immediately due and payable.
Debt Instrument, Restrictive Covenants	Upon certain change of control events, the Company is required to offer to repurchase the 2019 Notes at a price equal to 101% of their principal amount, plus accrued and unpaid interest to, but not including, the date of redemption. If the Company receives net cash proceeds from certain asset sales and does not apply them within a specified deadline, the Company will be required to apply those proceeds to offer to repurchase the 2019 Notes at a price equal to 101% of their principal amount, plus accrued and unpaid interest to, but not including, the date of redemption.
DNB-SEB-CEXIM $227,500 Facility
Line of Credit Facility [Line Items]
Line of Credit Facility, Dividend Restrictions	Under the DNB-SEB-CEXIM $227,500 Facility, the Company is not allowed to pay dividends until December 2017, if the Company's liquid funds are not greater than (i) $200,000 or (ii) $2,000 per fleet vessel.